Other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Income tax assessment	$ 3,026	$ 3,162
Total current	72,016	49,436
Sociedad Minera Cerro Verde S.A.A. [Member]
Current
Excess of salaries limit of workers profit sharing	34,870
Declared dividends withholding tax	16,193
Payroll withholdings	11,449	5,878
Penalties to INGEMMET	6,246	6,265
Other	4,477	4,250
Installments associated with royalties and mining taxes		87,499
Income tax assessment		34,716
Total current	$ 73,235	138,608
Non-current
Installments associated with royalties and mining taxes		248,537
Excess of salaries limit of workers profit sharing		36,855
Total other accounts payable		$ 285,392